Investments in Unconsolidated Affiliate	12 Months Ended
Dec. 31, 2014
Investments in Unconsolidated Affiliate
Investment in Unconsolidated Affiliate

9.  Investments in Unconsolidated Affiliate

As discussed in Note 2, in September 2013, we sold our equity investment in Four Star, for net proceeds of $183 million and recorded an impairment of $20 million based on comparison of net proceeds received to the underlying carrying value of our investment. Our consolidated income statement in 2012 and 2013 reflects (i) our share of net earnings directly attributable to Four Star, (ii) impairments of our investment and (iii) prior to its sale, the amortization of the excess of the carrying value of our investment relative to the underlying equity in the net assets of the entity.

Below is summarized financial information of the operating results of Four Star.

	Successor		Predecessor
	Year ended	March 23 (inception)	January 1
	December 31,	to	to
	2013	December 31, 2012	May 24, 2012
		(in millions)
Operating revenues	$142	$105	$75
Operating expenses	94	87	58
Net income	30	11	11

In addition to recording our share of Four Star operating results, we amortized the excess of our investment in Four Star prior to its sale over the underlying equity in its net assets using the unit-of-production method over the life of our estimate of Four Star’s oil and natural gas reserves. Amortization of our investment for the year ended December 31, 2013 and the period of March 23 (inception) to December 31, 2012, was $8 million and $7 million, respectively. Amortization of our investment for the predecessor period from January 1 to May 24, 2012 was $12 million. Our financial results related to our equity investment in Four Star were included as other income (expense) on our consolidated income statements.

For the year ended December 31, 2013 and the period from March 23 (inception) to December 31, 2012, we received dividends from Four Star of approximately $24 million and $13 million, respectively. Dividends received from Four Star for the predecessor period from January 1 to May 24, 2012 was $8 million.